Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant equity awards on an annual basis, and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment, promotion or the closing of an acquisition. As discussed above, currently, we primarily grant RSUs and PSUs and generally do not grant stock options. We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information. However, the Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Each fiscal year, the Committee adopts an annual budget for the grant of equity awards. No additional, discretionary equity awards were made to our Named Executive Officers in fiscal 2026.

Award Timing Method	We generally grant equity awards on an annual basis, and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment, promotion or the closing of an acquisition. As discussed above, currently, we primarily grant RSUs and PSUs and generally do not grant stock options.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information. However, the Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false